Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
Note 8:  Goodwill and Other Intangible Assets

Goodwill

The changes in the carrying amount of goodwill attributable to each reportable segment for the years ended December 31, 2019 and 2018 are as follows.

	Industrial Technologies and Services	Precision and Science Tehcnologies	High Pressure Solutions	Total
Balance as of December 31, 2017	$832.0	$209.6	$186.0	$1,227.6
Acquisitions	68.3	20.9	8.7	97.9
Foreign currency translation and other(1)	(33.5)	(2.6)	0.1	(36.0)
Balance as of December 31, 2018	866.8	227.9	194.8	1,289.5
Acquisitions	6.3	2.0	—	8.3
Foreign currency translation and other(1)	(7.7)	(2.4)	—	(10.1)
Balance as of December 31, 2019	$865.4	$227.5	$194.8	$1,287.7

(1)	During the years ended December 31, 2018 and 2019, the Company recorded immaterial measurement period adjustments.

The Company acquired two businesses during the year ended December 31, 2019.  The excess of the purchase price over the estimated fair values of intangible assets, identifiable assets and assumed liabilities was recorded as goodwill. The allocation of the purchase price was preliminary for these acquisitions and is subject to refinement based on final fair values of the identified assets acquired and liabilities assumed. The goodwill attributable to the two businesses is as follows.

2019 Acquisitions	Date of Acquisition	Industrial Technologies and Services	Precision and Science Technologies	High Pressure Solutions	Total
Oina	July 3, 2019	$—	$2.0	$—	$2.0
ACBN	August 19, 2019	6.3	—	—	6.3
		$6.3	$2.0	$—	$8.3

The Company acquired four businesses during the year ended December 31, 2018.  The excess of the purchase price over the estimated fair values of intangible assets, identifiable assets and assumed liabilities was recorded as goodwill. The goodwill attributable to the four businesses is as follows.

2018 Acquisitions	Date of Acquisition	Industrial Technologies and Services	Precision and Science Technologies	High Pressure Solutions	Total
Runtech	February 8, 2018	$63.6	$—	$—	$63.6
PMI Pumps	May 29, 2018	—	—	8.7	8.7
DV Systems	November 2, 2018	4.7	—	—	4.7
MP Pumps	December 12, 2018	—	20.9	—	20.9
		$68.3	$20.9	$8.7	$97.9

For the years ended December 31, 2019, 2018 and 2017, each reporting unit’s fair value was in excess of its net carrying value, and therefore, no goodwill impairment was recorded.

As of December 31, 2019 and 2018, goodwill included a total of $563.9 million of accumulated impairment losses since the date of the KKR Transaction. Of the total accumulated impairment losses incurred, $343.3 million was within the High Pressure Solutions segment and $220.6 million was within the Industrial Technologies and Services segment.

Other Intangible Assets

Other intangible assets as of December 31, 2019 and 2018 consisted of the following.

	2019		2018
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships	$1,238.7	$(673.9)	$1,245.5	$(567.8)
Technology	30.2	(6.0)	21.7	(4.8)
Trademarks	40.4	(11.9)	44.9	(13.0)
Backlog	—	—	68.8	(68.6)
Other	64.0	(40.8)	62.3	(31.9)
Unamortized intangible assets
Trademarks	614.3	—	611.3	—
Total other intangible assets	$1,987.6	$(732.6)	$2,054.5	$(686.1)

Amortization of intangible assets was $124.3 million, $125.8 million and $118.9 million for the years ended December 31, 2019, 2018 and 2017, respectively. Amortization of intangible assets is anticipated to be approximately $112.5 million annually in 2020 through 2024 based upon currency exchange rates as of December 31, 2019.

The Company tests indefinite-lived intangible assets for impairment annually in the fourth quarter of each year using data as of October 1 of that year. The Company determines fair values for each of the indefinite-lived intangible assets using a relief from royalty methodology.

The Company did not record an impairment charge for the years ended December 31, 2019 and 2018, related to indefinite-lived intangible assets as a result of the annual impairment test.

In the fourth quarter of 2017, as a result of the annual impairment test of indefinite-lived intangible assets, the Company recorded an impairment charge of $1.6 million related to three indefinite-lived trademarks in the Industrial Technologies and Services segment. The impairments were included in “Impairments of other intangible assets” in the Consolidated Statements of Operations.